NOTE 6 - GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS (Detail) - Schedule of Indefinite Lived Assets (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Aerospace segment:
Goodwill	$ 3,566	$ 0
Trademarks and trade name	$ 578